FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS

ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, restricted cash, available-for-sale investments and 2017 Convertible Notes at fair value. The liability component of the 2018 Convertible Notes, 2019 Convertible Notes and 2020 Convertible Notes is measured at fair value on its issuance date. Cash equivalents are classified within Level 1 because they are valued using a quoted market prices in active markets for identical assets and liabilities.

As of December 31, 2019 and September 30, 2020, Level 3 assets and liabilities of the Company included investments in convertible loans, exchangeable loan and preference shares of investees, 2017 Convertible Notes and other current assets.

Investments in debt securities - for long term investment in debt securities, the Company used the Market approach to determine the equity value of the investees.  The fair value of debt securities was then derived from the equity value of the investees taking into account business risk, volatility and discount rates which requires the Company to make complex and subjective judgments. For short-term investment in debt securities, the carrying amount is approximate fair value due to its short-term nature.

2017 Convertible Notes – the Company used a binomial tree model to determine the fair value of the 2017 Convertible Notes. The binomial pricing model traces the evolution of the 2017 Convertible Notes’ key underlying variables in discrete-time. This is done by means of a binomial lattice (tree), for a number of time steps between the end of reporting period, which was December 31, 2019. The valuation model requires the Company to make complex and subjective judgments on certain underlying inputs applied to the valuation models including the expected volatility of its share price and estimated credit spread as of December 31, 2019.

Other current assets – the Company used Market approach to determine the fair value of foreclosed assets by comparing to the sale and purchase transactions of comparable assets in the market, adjusted with differences such as size, physical condition, location etc.

2018 Convertible Notes, 2019 Convertible Notes and 2020 Convertible Notes – the Company used discounted cash flow method to determine the fair value of the liability component (non-recurring, Level 3). The discounted cash flow took into account the present value of expected future cash flows from coupon interest and redemption amount, discounted by the credit yield as at issuance date with reference to similar instruments that did not have associated convertible features.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2019
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	55,723	–	–	55,723
Money market funds	537,615	–	–	537,615
Short-term investments	30,324	–	72,000	102,324
Time deposits – non-current	216	–	–	216
Available-for-sale investments – non-current	–	–	56,418	56,418
2017 Convertible Notes	–	–	(29,481)	(29,481)
Share appreciation rights	(1,500)	–	–	(1,500)

	622,378	–	98,937	721,315

	Fair value measurement at September 30, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	485,396	–	–	485,396
Short-term investments	21,891	–	20,429	42,320
Available-for-sale investments – non-current	4,993	–	37,589	42,582
Other current assets	–	–	17,288	17,288
Share appreciation rights	(7,935)	–	–	(7,935)

	504,345	–	75,306	579,651

Level 3 instruments measured at fair value on a recurring basis $
Assets:
Available-for-sale investments

Current:
Balance at January 1, 2019	–
Investment during the year	72,000

Balance at December 31, 2019	72,000
Conversion into ordinary shares of investee	(72,000)
Addition	20,429

Balance at September 30, 2020	20,429

Non-current:
Balance at January 1, 2019	70,374
Impairment loss	(1,087)
Fair value loss included in other comprehensive loss	(16,580)

Balance at September 30, 2019	52,707
Fair value gain included in other comprehensive loss	3,711

Balance at December 31, 2019	56,418
Allowance for credit loss	(13,429)
Fair value loss included in other comprehensive loss	(5,400)

Balance at September 30, 2020	37,589

Other current assets
Balance at January 1, 2019 and December 31, 2019	–
Acquisition of subsidiary	8,718
Additions	10,309
Disposals	(227)
Write-down	(1,329)
Exchange differences	(183)

Balance at September 30, 2020	17,288

Level 3 instruments measured at fair value on a recurring basis $
Liabilities:
2017 Convertible Notes
Balance at January 1, 2019	(636,716)
Fair value loss	(466,102)
Conversion into Class A ordinary shares	1,080,112

Balance at September 30, 2019	(22,706)
Fair value loss	(6,775)

Balance at December 31, 2019	(29,481)

Fair value loss	(87)
Conversion into Class A ordinary shares	29,568

Balance at September 30, 2020	–

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations. Changes in the fair value of the available-for-sale investments is recorded in the accumulated other comprehensive income (loss). Changes in the fair value of the 2017 Convertible Notes and other current assets are recorded in the consolidated statement of operations.